Net Loss per Share	12 Months Ended
Dec. 31, 2020
Net Loss per Share [Abstract]
Net Loss per Share
16. Net Loss per Share
The following table sets forth the computation of basic and diluted net loss per share for the years ended December 31, 2018, 2019 and 2020:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Numerator:
Net loss	(209,295)	(601,455)	(1,753,352)
Net loss/(income) attributable to noncontrolling interests	385	(48)	563
Accretions of preferred shares to redemption value (Note 13)	(30,311)	(35,893)	—

Net loss attributable to ordinary shareholders of the Company	(239,221)	(637,396)	(1,752,789)

Denominator:
Weighted average number of ordinary shares/ADSs outstanding, basic	85,346,790	95,445,982	112,864,452
Weighted average number of ordinary shares/ADSs outstanding, diluted	85,346,790	95,445,982	112,864,452
Net loss per share/ADS, basic	(2.80)	(6.68)	(15.53)

Net loss per share/ADS, diluted	(2.80)	(6.68)	(15.53)

Basic and diluted loss per share are computed using the weighted average number of ordinary shares/ADS outstanding during the period.
6,814,815 preferred shares and options for the purchase of 6,991,000 ordinary shares as of December 31, 2018, options for the purchase of 5,047,330 ordinary shares as of December 31, 2019 and options for the purchase of 6,363,378 ordinary shares as of December 31, 2020, respectively, were excluded from the computation of diluted net loss per share for the years then ended because of their anti-dilutive effect.